Condensed Consolidated Statements of Changes in Preferred Interests and Members’ Deficit - USD ($)	Total	Spartacus Acquisition Shelf Corp	Spartacus Acquisition Corp	Common Stock Spartacus Acquisition Shelf Corp	Accumulated Deficit	Accumulated Deficit Spartacus Acquisition Shelf Corp	Accumulated Deficit Spartacus Acquisition Corp	Additional Paid-in Capital	Additional Paid-in Capital Spartacus Acquisition Corp	Total Preferred Interest	Accumulated Other Comprehensive (Loss)	Class A Common Stock Spartacus Acquisition Corp	Class B Common Stock Spartacus Acquisition Corp	Redeemable Class C Convertible Preferred Units	Redeemable Class D Convertible Preferred Units	Class A Common Units	Class B-1 Common Units	Class B-2 Common Units	Class B-3 Common Units	Class B-4 Common Units
Balance at Dec. 31, 2018	$ (246,869,000)				$ (246,799,000)					$ 255,279,000	$ (71,000)			$ 10,520,000	$ 244,759,000	$ 1,000
Balance (in Shares) at Dec. 31, 2018														13,361,628,000	63,218,089,000	10,733,375,000	5,274,202,000	250,000,000	250,000,000
Exercise of Common Unit options	4,000							4,000
Exercise of Common Unit options (in Shares)																8,000,000
Cancellation of Common Units (in Shares)																	(99,305,000)
Issuance of Preferred Class D Units in exchange for debt extinguishment (net of issuance costs)	17,759,000							17,759,000		785,000					$ 785,000
Issuance of Preferred Class D Units in exchange for debt extinguishment (net of issuance costs) (in Shares)															8,120,409,000
Equity-based compensation expense	70,000							70,000
Issuance of common warrants	464,000							464,000
Change in Redemption Value	(80,468,000)				(62,171,000)			(18,297,000)		80,468,000				840,000	79,628,000
Net loss	(18,302,000)				(18,302,000)
Foreign currency translation adjustment	(13,000)										(13,000)
Balance at Dec. 31, 2019	(327,355,000)				(327,272,000)					336,532,000	(84,000)			$ 11,360,000	$ 325,172,000	$ 1,000
Balance (in Shares) at Dec. 31, 2019														13,361,628,000	71,338,498,000	10,741,375,000	5,174,897,000	250,000,000	250,000,000
Equity-based compensation expense	22,000							22,000
Issuance of common warrants	31,000							31,000
Change in Redemption Value	(7,965,000)				(7,912,000)			(53,000)		7,965,000				216,000	7,749,000
Net loss	(7,113,000)				(7,113,000)
Foreign currency translation adjustment	(32,000)										(32,000)
Balance at Mar. 31, 2020	(342,412,000)				(342,297,000)			0		344,497,000	(116,000)			$ 11,576,000	$ 332,921,000	$ 1,000
Balance (in Shares) at Mar. 31, 2020														13,361,628,000	71,338,498,000	10,741,375,000	5,174,897,000	250,000,000	250,000,000	0
Balance at Dec. 31, 2019	(327,355,000)				(327,272,000)					336,532,000	(84,000)			$ 11,360,000	$ 325,172,000	$ 1,000
Balance (in Shares) at Dec. 31, 2019														13,361,628,000	71,338,498,000	10,741,375,000	5,174,897,000	250,000,000	250,000,000
Exercise of Common Unit options	3,000							2,000								$ 1,000
Exercise of Common Unit options (in Shares)																12,000,000
Cancellation of Common Units (in Shares)																	(4,356,299,000)	(250,000,000)	(250,000,000)
Issuance of Common Units (in Shares)																	4,344,218,000	250,000,000	250,000,000	4,483,971,000
Equity-based compensation expense	7,363,000							7,363,000
Issuance of common warrants	31,000							31,000
Change in Redemption Value	(33,072,000)				(25,676,000)			(7,396,000)		33,072,000				519,000	32,553,000
Net loss	(137,336,000)				(137,336,000)
Foreign currency translation adjustment	(12,000)										(12,000)
Balance at Dec. 31, 2020	(490,378,000)		$ 5,000,001		(490,284,000)		$ (3,733,764)		$ 8,732,931	369,604,000	(96,000)	$ 334	$ 500	$ 11,879,000	$ 357,725,000	$ 2,000
Balance (in Shares) at Dec. 31, 2020												3,340,686	5,000,000	13,361,628,000	71,338,498,000	10,753,375,000	5,162,816,000	250,000,000	250,000,000	4,483,971,000
Balance at Mar. 31, 2020	(342,412,000)				(342,297,000)			0		344,497,000	(116,000)			$ 11,576,000	$ 332,921,000	$ 1,000
Balance (in Shares) at Mar. 31, 2020														13,361,628,000	71,338,498,000	10,741,375,000	5,174,897,000	250,000,000	250,000,000	0
Exercise of Common Unit options (in Shares)																2,000,000
Equity-based compensation expense	16,000							16,000
Change in Redemption Value	(8,234,000)				(8,218,000)			(16,000)		8,234,000				217,000	8,017,000
Net loss	(9,486,000)				(9,486,000)
Foreign currency translation adjustment
Balance at Jun. 30, 2020	(360,116,000)				(360,001,000)					352,731,000	(116,000)			$ 11,793,000	$ 340,938,000	$ 1,000
Balance (in Shares) at Jun. 30, 2020														13,361,628,000	71,338,498,000	10,743,375,000	5,174,897,000	250,000,000	250,000,000
Balance at Mar. 31, 2020	(342,412,000)				(342,297,000)			0		344,497,000	(116,000)			$ 11,576,000	$ 332,921,000	$ 1,000
Balance (in Shares) at Mar. 31, 2020														13,361,628,000	71,338,498,000	10,741,375,000	5,174,897,000	250,000,000	250,000,000	0
Equity-based compensation expense	325,000							325,000
Issuance of common warrants
Change in Redemption Value	(5,643,000)				(5,318,000)			(325,000)		5,643,000					5,643,000
Net loss	(38,975,000)				(38,975,000)
Foreign currency translation adjustment	1,000										1,000
Balance at Jun. 30, 2021	(569,332,000)	$ (208,498)	5,000,001		(569,238,000)	$ (208,498)	(8,175,398)		13,174,520	383,435,000	(96,000)	$ 379	$ 500	$ 11,879,000	$ 371,556,000	$ 2,000
Balance (in Shares) at Jun. 30, 2021												3,785,182	5,000,000	13,361,628,000	71,338,498,000	10,753,375,000	5,162,816,000	250,000,000	250,000,000	4,483,971,000
Balance at Aug. 09, 2020
Balance (in Shares) at Aug. 09, 2020
Net loss			(3,733,764)				(3,733,764)
Class B common stock issued to Sponsor			25,000						24,281				$ 719
Class B common stock issued to Sponsor (in Shares)													7,187,500
Cancellation of Class B common stock									144				$ (144)
Cancellation of Class B common stock (in Shares)													(1,437,500)
Sale of 20,000,000 Units on October 19, 2020 through public offering			200,000,000						199,998,000			$ 2,000
Sale of 20,000,000 Units on October 19, 2020 through public offering (in Shares)												20,000,000
Sale of 8,750,000 Private Placement Warrants on October 19, 2020			8,750,000						8,750,000
Forfeiture of Class B common stock									75				$ (75)
Forfeiture of Class B common stock (in Shares)													(750,000)
Underwriters’ discount			(4,000,000)						(4,000,000)
Deferred underwriters’ discount			(7,000,000)						(7,000,000)
Other offering expenses			(516,309)						(516,309)
Initial classification of warrant liability			(20,037,500)						(20,037,500)
Transaction costs allocated to warrant liability			604,606						604,606
Reclassification of common stock subject to possible redemption			(169,092,032)						(169,090,366)			$ (1,666)
Reclassification of common stock subject to possible redemption (in Shares)												(16,659,314)
Balance at Dec. 31, 2020	(490,378,000)		5,000,001		(490,284,000)		(3,733,764)		8,732,931	369,604,000	(96,000)	$ 334	$ 500	$ 11,879,000	$ 357,725,000	$ 2,000
Balance (in Shares) at Dec. 31, 2020												3,340,686	5,000,000	13,361,628,000	71,338,498,000	10,753,375,000	5,162,816,000	250,000,000	250,000,000	4,483,971,000
Equity-based compensation expense	363,000							363,000
Vesting of common warrants	232,000							232,000
Change in Redemption Value	(8,188,000)				(7,593,000)			(595,000)		8,188,000					$ 8,188,000
Net loss	(27,068,000)				(27,068,000)
Foreign currency translation adjustment	(1,000)										(1,000)
Balance at Mar. 31, 2021	(525,040,000)		5,000,001		(524,945,000)		2,108,283	0	2,890,941	377,792,000	(97,000)	$ 277	$ 500	$ 11,879,000	$ 365,913,000	$ 2,000
Balance (in Shares) at Mar. 31, 2021												2,765,115	5,000,000	13,361,628,000	71,338,498,000	10,753,375,000	5,162,816,000	250,000,000	250,000,000	4,483,971,000
Balance at Dec. 31, 2020	(490,378,000)		5,000,001		(490,284,000)		(3,733,764)		8,732,931	369,604,000	(96,000)	$ 334	$ 500	$ 11,879,000	$ 357,725,000	$ 2,000
Balance (in Shares) at Dec. 31, 2020												3,340,686	5,000,000	13,361,628,000	71,338,498,000	10,753,375,000	5,162,816,000	250,000,000	250,000,000	4,483,971,000
Net loss			(4,441,634)				(4,441,634)
Other offering expenses			(70,000)						(70,000)
Change in Class A common stock subject to possible redemption			4,511,634						4,511,589			$ 45
Change in Class A common stock subject to possible redemption (in Shares)												444,496
Balance at Jun. 30, 2021	(569,332,000)	(208,498)	5,000,001		(569,238,000)	(208,498)	(8,175,398)		13,174,520	383,435,000	(96,000)	$ 379	$ 500	$ 11,879,000	$ 371,556,000	$ 2,000
Balance (in Shares) at Jun. 30, 2021												3,785,182	5,000,000	13,361,628,000	71,338,498,000	10,753,375,000	5,162,816,000	250,000,000	250,000,000	4,483,971,000
Balance at Mar. 31, 2021	(525,040,000)		5,000,001		(524,945,000)		2,108,283	0	2,890,941	377,792,000	(97,000)	$ 277	$ 500	$ 11,879,000	$ 365,913,000	$ 2,000
Balance (in Shares) at Mar. 31, 2021												2,765,115	5,000,000	13,361,628,000	71,338,498,000	10,753,375,000	5,162,816,000	250,000,000	250,000,000	4,483,971,000
Net loss			(10,283,681)				(10,283,681)
Other offering expenses			(70,000)						(70,000)
Change in Class A common stock subject to possible redemption			10,353,681						10,353,579			$ 102
Change in Class A common stock subject to possible redemption (in Shares)												1,020,067
Balance at Jun. 30, 2021	(569,332,000)	(208,498)	5,000,001		(569,238,000)	(208,498)	(8,175,398)		13,174,520	383,435,000	(96,000)	$ 379	$ 500	$ 11,879,000	$ 371,556,000	$ 2,000
Balance (in Shares) at Jun. 30, 2021												3,785,182	5,000,000	13,361,628,000	71,338,498,000	10,753,375,000	5,162,816,000	250,000,000	250,000,000	4,483,971,000
Balance at May. 20, 2021
Balance (in Shares) at May. 20, 2021
Net loss		(2,792)				(2,792)
Balance at May. 31, 2021		(2,792)				(2,792)
Balance (in Shares) at May. 31, 2021
Balance at May. 20, 2021
Balance (in Shares) at May. 20, 2021
Net loss		(293,081)				(293,081)
Other offering expenses		250,000,000
Balance at Sep. 30, 2021		(293,081)				(293,081)
Balance (in Shares) at Sep. 30, 2021
Balance at Jun. 30, 2021	$ (569,332,000)	(208,498)	$ 5,000,001		$ (569,238,000)	(208,498)	$ (8,175,398)		$ 13,174,520	$ 383,435,000	$ (96,000)	$ 379	$ 500	$ 11,879,000	$ 371,556,000	$ 2,000
Balance (in Shares) at Jun. 30, 2021												3,785,182	5,000,000	13,361,628,000	71,338,498,000	10,753,375,000	5,162,816,000	250,000,000	250,000,000	4,483,971,000
Net loss		(84,583)				(84,583)
Balance at Sep. 30, 2021		$ (293,081)				$ (293,081)
Balance (in Shares) at Sep. 30, 2021